Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Current Assets
Cash and cash equivalents	$ 99,840	$ 70,197	$ 52,487
Short-term investments		39,069	47,230
Trade receivables, net	26,548	22,108	28,643
Other accounts receivables	4,392	4,524	3,533
Inventories	48,163	42,016	42,618
Total Current Assets	178,943	177,914	174,511
Non-Current Assets
Property, plant and equipment, net	25,856	25,679	25,323
Right-of-use-assets	3,361	3,440	3,694
Other long term assets	3,380	1,573	1,081
Contract assets	4,987	2,059	1,438
Deferred taxes			298
Total Non-Current Assets	37,584	32,751	31,834
Total Assets	216,527	210,665	206,345
Current Liabilities
Current maturities of bank loans	52	238	322
Current maturities of lease liabilities	1,181	1,072	1,038
Trade payables	19,010	16,110	15,110
Other accounts payables	6,346	7,547	6,236
Deferred revenues			486
Total Current Liabilities	26,589	24,967	23,192
Non-Current Liabilities
Bank loans		36	48
Lease liabilities	3,283	3,593	3,589
Deferred revenues	3,575	2,025	1,525
Employee benefit liabilities, net	1,467	1,406	1,262
Total Non-Current Liabilities	8,325	7,060	6,424
Shareholder’s Equity
Ordinary shares	11,720	11,706	11,703
Additional paid in capital	210,005	209,760	209,650
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	35	357	234
Capital reserve from share-based payments	4,817	4,558	4,550
Capital reserve from employee benefits	(320)	(320)	(356)
Accumulated deficit	(41,154)	(43,933)	(45,562)
Total Shareholder’s Equity	181,613	178,638	176,729
Total Liabilities and Shareholder’s Equity	$ 216,527	$ 210,665	$ 206,345